Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 1,830	$ 1,471	$ 3,797	$ 14,933	$ 16,946
Operating expenses:
Research and development	17,550	10,134	50,157	43,436	39,469
General and administrative	12,420	5,125	36,741	20,999	20,305
Truck and freight operations	8,305	4,005	24,771	9,013	7,662
Sales and marketing	1,406	806	4,753	3,204	3,359
Total operating expenses	39,681	20,070	116,422	76,652	70,795
Loss from operations	(37,851)	(18,599)	(112,625)	(61,719)	(53,849)
Other (expenses) income:
Interest expense	(896)	(1,264)	(4,096)	(4,951)	(5,407)
Interest income and other, net	1,049	169	(1,327)	895	2,194
Loss on issuance of equity instruments			(210,722)	0	0
Change in fair value of second lien loans	(474)	0	(24,387)	0	0
Change in fair value of simple agreements for future equity	0	(108,375)	(190,075)	(4,109)	0
Total other expenses, net	64,337	(109,585)	(472,897)	(7,739)	(3,087)
Net loss before income taxes	26,486	(128,184)	(585,522)	(69,458)	(56,936)
Income taxes	4	(1)	(3)	(1)	(9)
Net loss	26,490	(128,185)	(585,525)	(69,459)	(56,945)
Unrealized gains (losses) on marketable securities, net of tax	(24)	0	22	0	(10)
Comprehensive loss	$ 26,466	$ (128,185)	$ (585,503)	$ (69,459)	$ (56,955)
Net loss per common share, basic (in dollars per share)	$ 0.12	$ (2.16)	$ (6.42)	$ (1.19)	$ (0.98)
Net loss per common share, diluted (in dollars per share)	$ 0.10	$ (2.16)	$ (6.42)	$ (1.19)	$ (0.98)
Weighted-average common shares outstanding, basic (in shares)	176,349	59,256	91,225	58,410	57,932
Weighted-average common shares outstanding, diluted (in shares)	216,167	59,256	91,225	58,410	57,932
Common stock warrants
Other (expenses) income:
Change in fair value of warrants	$ 64,658	$ 0	$ (35,018)	$ 0	$ 0
Redeemable convertible preferred stock warrants
Other (expenses) income:
Change in fair value of warrants	$ 0	$ (115)	$ (7,272)	$ 426	$ 126